FINANCIAL RISK MANAGEMENT (Credit Risk Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,539,977	$ 1,562,058
Credit risk
Disclosure of credit risk exposure [line items]
Financial assets, investments assessed as investment grade, percent	34.00%	41.00%
Trade receivables	$ 1,540,000	$ 1,562,100
Financing Receivables, Up to 180 Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	90,400	99,400
Financing Receivables, Equal to Greater than 1 Day Past Due | Credit risk
Disclosure of credit risk exposure [line items]
Allowance for doubtful account	47,700	52,400
Performing Financial Instruments | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	1,497,300	1,515,100
Performance Guarantee | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	59,600	1,000
Credit Insurance | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	588,200	576,500
Guarantee Type, Other | Credit risk
Disclosure of credit risk exposure [line items]
Trade receivables	$ 31,000	$ 27,000